SUBSEQUENT EVENTS (Details)												1 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares	Jan. 10, 2023 USD ($) item shares	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 28, 2022	Dec. 23, 2022 USD ($) $ / shares shares	Dec. 20, 2022 shares	Dec. 15, 2022 shares	Nov. 21, 2022 shares	Oct. 19, 2021 shares	Sep. 08, 2021 shares	May 20, 2020 shares	Jan. 10, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 28, 2023 USD ($) shares	Feb. 02, 2023 USD ($)
SUBSEQUENT EVENTS
Shares issued						3,676,470,589		2,423,076,922	571,428,570	571,428,570	90,000,000
Issuance of common stock | $													$ 7,900,300	$ 713,082	$ 300,000
Share Consolidation ratio			400
Par value per share after share consolidation ration | $ / shares			$ 0.004
Authorized capital | $			$ 250,000
Authorized shares			62,500,000										25,000,000,000	25,000,000,000
Ordinary shares, shares authorized			62,500,000										25,000,000,000	25,000,000,000
ADR share ratio			1	360
Amount per ADR expected to receive | $ / shares			$ 0.9
Increase in opening price of ADR | $ / shares			$ 1
Ordinary shares, shares issued													14,069,445,558	4,937,916,229
Ordinary shares, shares outstanding													14,069,445,558	4,937,916,229
Accredited non-U.S. investor
SUBSEQUENT EVENTS
Number of shares per unit					1
Number of warrants per unit					3
Shares issued		4,545,454,546					2,718,181,818
Securities Purchase Agreement | Accredited non-U.S. investor
SUBSEQUENT EVENTS
Number of units agreed to sell					4,545,454,546
Purchase price per unit | $ / shares					$ 0.00110
Number of shares per unit					1
Number of warrants per unit					3
Issuance of common stock | $					$ 5,000,000
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Issuance of common stock | $												$ 5,000,000
Ordinary shares, shares issued																46,537,290
Ordinary shares, shares outstanding																46,537,290
SUBSEQUENT EVENTS | Jinhe Capital Limited
SUBSEQUENT EVENTS
Aggregate consideration to purchase Antminer S19 PRO Bitcoin mining machines | $		$ 9,000,000
Number of Antminer S19 PRO Bitcoin mining machines agreed to purchase | item		5,000
SUBSEQUENT EVENTS | Securities Purchase Agreement | Unsecured Convertible Promissory Note
SUBSEQUENT EVENTS
Face value of debt | $	$ 9,000,000															$ 9,000,000	$ 9,000,000
SUBSEQUENT EVENTS | Securities Purchase Agreement | Accredited non-U.S. investor
SUBSEQUENT EVENTS
Shares issued		4,545,454,546
Issuance of common stock | $		$ 5,000,000
SUBSEQUENT EVENTS | Securities Purchase Agreement | Accredited non-U.S. investor | Unsecured Convertible Promissory Note
SUBSEQUENT EVENTS
Interest rate per annum	5.00%
Term of debt	1 year
Conversion Share Price | $ / shares	$ 0.00172
Percentage of warrant coverage	100.00%
SUBSEQUENT EVENTS | Securities Purchase Agreement | Accredited non-U.S. investor | Unsecured Convertible Promissory Note | ADRs
SUBSEQUENT EVENTS
Conversion Share Price | $ / shares	$ 0.62